UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 1677

John Hancock Capital Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Attorney and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

Core Equity Fund

3.31.2006 **Quarterly Portfolio Holdings**

JOHN HANCOCK FUNDS

John Hancock
Core Equity Fund
Securities owned by the Fund on
March 31, 2006 (unaudited)

Issuer	Shares	Value

Common stocks 92.89%		$342,416,222
(Cost $260,821,872)

Aerospace & Defense 1.71%		6,287,391

Boeing Co. (The)	57,300	4,465,389
Honeywell International, Inc.	42,600	1,822,002
Agricultural Products 0.59%		2,187,250

Archer-Daniels-Midland Co.	65,000	2,187,250
Air Freight & Logistics 0.47%		1,716,688

FedEx Corp.	15,200	1,716,688
Apparel Retail 0.95%		3,500,852

Abercrombie & Fitch Co. (Class A)	28,200	1,644,060
Gap, Inc. (The)	99,400	1,856,792
Application Software 0.39%		1,424,605

BEA Systems, Inc. (I)(L)	108,500	1,424,605
Asset Management & Custody Banks 0.33%		1,207,500

Northern Trust Corp.	23,000	1,207,500
Biotechnology 0.43%		1,571,886

Genentech, Inc. (I)(L)	18,600	1,571,886
Broadcasting & Cable TV 0.76%		2,800,610

CBS Corp. (Class B)	79,500	1,906,410
Scripps (E.W.) Co. (The) (Class A)	20,000	894,200
Coal & Consumable Fuels 0.46%		1,705,680

CONSOL Energy, Inc.	23,000	1,705,680
Communications Equipment 3.30%		12,174,906

Cisco Systems, Inc. (I)	221,600	4,802,072
Comverse Technology, Inc. (I)	42,600	1,002,378
Corning, Inc. (I)	52,100	1,402,011
Motorola, Inc.	98,300	2,252,053
Nokia Corp., American Depositary Receipt (Finland)	131,100	2,716,392
Computer & Electronics Retail 0.62%		2,304,316

Best Buy Co., Inc.	41,200	2,304,316

John Hancock
Core Equity Fund
Securities owned by the Fund on
March 31, 2006 (unaudited)
Computer Hardware 3.31%		12,195,292

Hewlett-Packard Co.	208,100	6,846,490
International Business Machines Corp.	41,700	3,438,999
NCR Corp. (I)	45,700	1,909,803
Computer Storage & Peripherals 1.09%		4,032,201

Brocade Communications Systems, Inc. (I)	349,700	2,335,996
EMC Corp. (I)(L)	60,500	824,615
Emulex Corp. (I)	51,000	871,590
Construction & Farm Machinery & Heavy Trucks 0.38%		1,418,850

Cummins, Inc.	13,500	1,418,850
Data Processing & Outsourced Services 0.33%		1,228,328

DST Systems, Inc. (I)	21,200	1,228,328
Department Stores 2.33%		8,582,727

Federated Department Stores, Inc.	33,800	2,467,400
Nordstrom, Inc. (L)	59,100	2,315,538
Penney (J.C.) Co., Inc.	62,900	3,799,789
Distillers & Vintners 0.43%		1,568,130

Constellation Brands, Inc. (Class A) (I)(L)	62,600	1,568,130
Diversified Banks 3.04%		11,191,323

Bank of America Corp.	144,700	6,589,638
Wachovia Corp.	57,600	3,228,480
Wells Fargo & Co.	21,500	1,373,205
Diversified Chemicals 0.63%		2,326,380

Dow Chemical Co. (The)	57,300	2,326,380
Diversified Commercial & Professional Services 0.20%		751,464

Dun & Bradstreet Corp. (The) (I)	9,800	751,464
Diversified Metals & Mining 1.43%		5,280,708

Freeport-McMoRan Copper & Gold, Inc. (Class B) (L)	48,200	2,880,914
Phelps Dodge Corp.	29,800	2,399,794
Electric Utilities 0.83%		3,059,674

Edison International	74,300	3,059,674
Electronic Equipment Manufacturers 0.50%		1,839,950

Agilent Technologies, Inc. (I)	49,000	1,839,950
Forest Products 0.36%		1,313,760

Louisiana-Pacific Corp.	48,300	1,313,760

John Hancock
Core Equity Fund
Securities owned by the Fund on
March 31, 2006 (unaudited)
General Merchandise Stores 0.34%		1,269,044

Target Corp.	24,400	1,269,044
Gold 0.25%		908,075

Newmont Mining Corp.	17,500	908,075
Health Care Distributors 1.79%		6,588,568

AmerisourceBergen Corp.	73,100	3,528,537
McKesson Corp.	58,700	3,060,031
Health Care Equipment 0.39%		1,436,304

Guidant Corp.	18,400	1,436,304
Health Care Facilities 0.34%		1,254,513

Universal Health Services, Inc. (Class B)	24,700	1,254,513
Health Care Services 1.20%		4,424,160

Caremark Rx, Inc.	16,500	811,470
Express Scripts, Inc. (I)(L)	41,100	3,612,690
Health Care Supplies 0.98%		3,615,144

Alcon, Inc. (Switzerland)	19,400	2,022,644
Bausch & Lomb, Inc.	25,000	1,592,500
Home Improvement Retail 0.85%		3,142,890

Home Depot, Inc. (The)	74,300	3,142,890
Homebuilding 0.58%		2,125,945

Centex Corp.	19,100	1,184,009
Toll Brothers, Inc. (I)	27,200	941,936
Hotels, Resorts & Cruise Lines 0.53%		1,966,536

Royal Caribbean Cruises Ltd. (L)	46,800	1,966,536
Household Appliances 0.47%		1,732,572

Stanley Works Co. (The)	34,200	1,732,572
Household Products 1.76%		6,495,994

Colgate-Palmolive Co.	23,500	1,341,850
Kimberly-Clark Corp.	16,200	936,360
Procter & Gamble Co. (The)	73,200	4,217,784
Housewares & Specialties 0.50%		1,854,490

Fortune Brands, Inc.	23,000	1,854,490
Human Resource & Employment Services 0.39%		1,428,570

Robert Half International, Inc.	37,000	1,428,570

John Hancock
Core Equity Fund
Securities owned by the Fund on
March 31, 2006 (unaudited)
Independent Power Producers & Energy Traders 1.40%		5,174,361

Constellation Energy Group	31,500	1,723,365
TXU Corp.	77,100	3,450,996
Industrial Conglomerates 4.60%		16,938,914

General Electric Co.	279,800	9,731,444
Textron, Inc.	29,800	2,783,022
Tyco International Ltd. (Bermuda)	164,600	4,424,448
Industrial Machinery 1.35%		4,976,094

Illinois Tool Works, Inc.	17,100	1,646,901
Parker-Hannifin Corp.	41,300	3,329,193
Integrated Oil & Gas 4.71%		17,358,793

Amerada Hess Corp.	13,400	1,908,160
Chevron Corp.	28,000	1,623,160
ConocoPhillips	39,900	2,519,685
Exxon Mobil Corp.	185,800	11,307,788
Integrated Telecommunication Services 0.74%		2,724,800

Verizon Communications, Inc.	80,000	2,724,800
Investment Banking & Brokerage 2.92%		10,758,356

Bear Stearns Cos., Inc. (The)	9,000	1,248,300
Goldman Sachs Group, Inc. (The)	15,400	2,417,184
Merrill Lynch & Co., Inc.	42,200	3,323,672
Morgan Stanley	60,000	3,769,200
IT Consulting & Other Services 0.55%		2,038,746

Accenture Ltd. (Class A) (Bermuda) (L)	67,800	2,038,746
Leisure Products 0.40%		1,465,022

Brunswick Corp. (L)	37,700	1,465,022
Life & Health Insurance 1.58%		5,829,343

Lincoln National Corp.	23,600	1,288,324
Prudential Financial, Inc.	59,900	4,541,019
Managed Health Care 3.04%		11,192,922

Aetna, Inc.	57,000	2,800,980
Humana, Inc. (I)	25,900	1,363,635
UnitedHealth Group, Inc.	65,800	3,675,588
WellPoint, Inc. (I)	43,300	3,352,719
Movies & Entertainment 1.35%		4,985,360

News Corp. (Class A)	158,000	2,624,380
Viacom, Inc. (Class B) (I)	60,850	2,360,980

John Hancock
Core Equity Fund
Securities owned by the Fund on
March 31, 2006 (unaudited)
Multi-Line Insurance 3.00%		11,073,890

American International Group, Inc.	103,400	6,833,706
Genworth Financial, Inc. (Class A)	41,300	1,380,659
Hartford Financial Services Group, Inc. (The)	35,500	2,859,525
Multi-Utilities 0.35%		1,283,700

PG&E Corp.	33,000	1,283,700
Office Electronics 0.32%		1,181,040

Xerox Corp. (I)(L)	77,700	1,181,040
Oil & Gas Drilling 0.81%		3,004,870

Pride International, Inc. (I)	49,500	1,543,410
Transocean, Inc. (Cayman Islands) (I)	18,200	1,461,460
Oil & Gas Equipment & Services 0.91%		3,347,316

Grant Prideco, Inc. (I)	28,500	1,220,940
Schlumberger Ltd.	16,800	2,126,376
Oil & Gas Exploration & Production 2.05%		7,572,842

Apache Corp.	30,200	1,978,402
EOG Resources, Inc.	50,000	3,600,000
Newfield Exploration Co. (I)	47,600	1,994,440
Oil & Gas Refining & Marketing 0.54%		1,972,740

Valero Energy Corp.	33,000	1,972,740
Other Diversified Financial Services 3.70%		13,656,351

Citigroup, Inc.	221,700	10,470,891
JPMorgan Chase & Co.	76,500	3,185,460
Pharmaceuticals 3.73%		13,750,995

Barr Pharmaceuticals, Inc. (I)	30,900	1,946,082
Forest Laboratories, Inc. (I)	51,300	2,289,519
Johnson & Johnson	71,300	4,222,386
Pfizer, Inc.	212,400	5,293,008
Property & Casualty Insurance 2.40%		8,830,609

ACE Ltd. (Cayman Islands)	47,300	2,460,073
Allstate Corp. (The)	54,000	2,813,940
Chubb Corp. (The)	12,900	1,231,176
SAFECO Corp.	17,100	858,591
St. Paul Travelers Cos., Inc. (The)	35,100	1,466,829
Publishing 0.38%		1,394,750

Meredith Corp.	25,000	1,394,750

John Hancock
Core Equity Fund
Securities owned by the Fund on
March 31, 2006 (unaudited)
Railroads 1.75%		6,438,887

Burlington Northern Santa Fe Corp.	43,900	3,658,187
CSX Corp.	46,500	2,780,700
Regional Banks 0.96%		3,542,040

KeyCorp	66,700	2,454,560
UnionBanCal Corp.	15,500	1,087,480
Reinsurance 1.04%		3,846,917

Everest Re Group Ltd. (Bermuda)	28,300	2,642,371
PartnerRe Ltd. (Bermuda)	19,400	1,204,546
Restaurants 0.42%		1,546,831

Darden Restaurants, Inc.	37,700	1,546,831
Semiconductor Equipment 0.24%		890,100

Lam Research Corp. (I)	20,700	890,100
Semiconductors 2.74%		10,090,219

Intel Corp. (L)	301,300	5,830,155
Texas Instruments, Inc.	131,200	4,260,064
Soft Drinks 0.74%		2,721,909

PepsiCo, Inc.	47,100	2,721,909
Specialty Stores 0.34%		1,247,540

Office Depot, Inc. (I)	33,500	1,247,540
Steel 0.42%		1,540,413

Nucor Corp.	14,700	1,540,413
Systems Software 2.14%		7,894,620

Microsoft Corp.	252,400	6,867,804
Novell, Inc. (I)(L)	133,700	1,026,816
Technology Distributors 0.39%		1,452,150

Arrow Electronics, Inc. (I)	45,000	1,452,150
Thrifts & Mortgage Finance 1.21%		4,457,340

Fannie Mae	25,600	1,315,840
Freddie Mac	51,500	3,141,500
Tobacco 2.06%		7,584,476

Altria Group, Inc.	71,600	5,073,576
Reynolds American, Inc.	23,800	2,510,900
Trading Companies & Distributors 0.30%		1,102,443

GATX Corp.	26,700	1,102,443

John Hancock
Core Equity Fund
Securities owned by the Fund on
March 31, 2006 (unaudited)

Wireless Telecommunication Services 2.07%			7,635,247

ALLTEL Corp.		30,400	1,968,400
American Tower Corp. (Class A) (I)		52,100	1,579,672
Crown Castle International Corp. (I)		25,000	708,750
Sprint Nextel Corp.		130,744	3,378,425

	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value

Short-term investments 7.11%			$26,195,212
(Cost $26,195,212)

Joint Repurchase Agreement 0.13%			471,000

Investment in a joint repurchase agreement transaction with Morgan
Stanley - Dated 03-31-06 due 04-03-06 (Secured by U.S. Treasury
Inflation Indexed Note 3.875% due 01-15-09)	4.470	471	471,000
		Shares
Cash Equivalents 6.98%			25,724,212

AIM Cash Investment Trust (T)		25,724,212	25,724,212

Total investments 100.00%			$368,611,434

John Hancock Core Equity Fund Footnotes to Schedule of Investments March 31, 2006 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of March 31, 2006.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on March 31, 2006, including short-term investments, was $287,017,084. Gross unrealized appreciation and depreciation of investments aggregated $85,898,587 and $4,304,237, respectively, resulting in net unrealized appreciation of $81,594,350.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Independence Investment LLC
53 State Street
Boston, Massachusetts 02109

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	24-hour automated information	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Core Equity Fund.

250Q1 3/06
5/06

JOHN HANCOCK

U.S. Global Leaders Growth Fund

3.31.2006

Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock
U.S. Global Leaders Growth Fund
Securities owned by the Fund on
March 31, 2006 (unaudited)

Issuer	Shares	Value

Common stocks 83.09%		$1,787,559,084
(Cost $1,536,754,406)

Air Freight & Logistics 3.43%		73,688,454

United Parcel Service, Inc. (Class B) (L)	928,300	73,688,454
Asset Management & Custody Banks 2.84%		61,109,837

State Street Corp.	1,011,250	61,109,837
Biotechnology 7.84%		168,761,498

Amgen, Inc. (I)(L)	1,249,400	90,893,850
Genzyme Corp. (I)(L)	1,158,400	77,867,648
Computer Hardware 4.26%		91,674,192

Dell, Inc. (I)(L)	3,080,450	91,674,192
Data Processing & Outsourced Services 4.26%		91,590,684

Automatic Data Processing, Inc.	2,005,050	91,590,684
Food Distributors 2.98%		64,003,850

Sysco Corp.	1,997,000	64,003,850
Health Care Equipment 3.84%		82,642,619

Medtronic, Inc.	1,628,426	82,642,619
Home Entertainment Software 1.77%		38,178,144

Electronic Arts, Inc. (I)(L)	697,700	38,178,144
Home Improvement Retail 3.39%		72,891,360

Home Depot, Inc. (The) (L)	1,723,200	72,891,360
Household Products 7.07%		152,126,676

Colgate-Palmolive Co.	1,150,250	65,679,275
Procter & Gamble Co. (The)	1,500,302	86,447,401
Hypermarkets & Super Centers 4.82%		103,684,055

Costco Wholesale Corp. (L)	1,226,800	66,443,488
Wal-Mart Stores, Inc.	788,327	37,240,567
Industrial Conglomerates 3.46%		74,526,584

General Electric Co.	2,142,800	74,526,584
Internet Software & Services 3.13%		67,355,064

eBay, Inc. (I)(L)	1,724,400	67,355,064

John Hancock
U.S. Global Leaders Growth Fund
Securities owned by the Fund on
March 31, 2006 (unaudited)

Multi-Line Insurance 3.28%			70,462,647

American International Group, Inc.		1,066,162	70,462,647
Packaged Foods & Meats 2.37%			51,059,200

Wrigley (Wm.) Jr. Co. (L)		797,800	51,059,200
Pharmaceuticals 6.95%			149,433,237

Johnson & Johnson		1,324,117	78,414,209
Teva Pharmaceutical Industries Ltd., American Depositary Receipt
(Israel) (L)		1,724,600	71,019,028
Restaurants 2.67%			57,489,078

Starbucks Corp. (I)(L)		1,527,340	57,489,078
Soft Drinks 4.49%			96,578,748

Coca-Cola Co. (The)		1,485,400	62,193,698
PepsiCo, Inc.		595,000	34,385,050
Specialty Stores 5.58%			120,136,344

Staples, Inc.		4,707,537	120,136,344
Systems Software 4.66%			100,166,813

Microsoft Corp.		3,681,250	100,166,813

	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value

Short-term investments 16.91%			$363,786,799
(Cost $363,786,799)

Joint Repurchase Agreement 0.12%			2,497,000

Investment in a joint repurchase agreement transaction with
Morgan Stanley - Dated 03-31-06 due 04-03-06 (Secured by U.S.
Treasury Inflation Indexed Note 3.875% due 01-15-09)	4.470	2,497	2,497,000
		Shares
Cash Equivalents 16.79%			361,289,799

AIM Cash Investment Trust (T)		361,290	361,289,799

Total investments 100.00%			$2,151,345,883

John Hancock
U.S. Global Leaders Growth Fund
Footnotes to Schedule of Investments
March 31, 2006 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of March 31, 2006.

(T) Represents investment of securities lending collateral.
Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on March 31, 2006, including short-term investments, was
$1,900,541,205. Gross unrealized appreciation and depreciation of investments aggregated $262,509,539 and $11,704,861, respectively, resulting in net unrealized appreciation of $250,804,678.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees

Ronald R. Dion, *Chairman*

James R. Boyle*

James F. Carlin

Richard P. Chapman, Jr.**

William H. Cunningham

Charles L. Ladner**

Dr. John A. Moore**

Patti McGill Peterson**

Steven R. Pruchansky

* Non-Independent Trustee

** Members of the Audit Committee

Officers

Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sustainable Growth Advisers, LP
3 Stamford Plaza
301 Tresser Boulevard, Suite 1310
Stamford, CT 06901

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock U.S. Global Leaders Growth Fund.

260Q1 3/06
5/06

JOHN HANCOCK

Classic Value Fund

3.31.2006

Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock
Classic Value Fund
Securities owned by the Fund on
March 31, 2006 (unaudited)

Issuer	Shares	Value

Common stocks 92.62%		$5,974,694,541
(Cost $5,408,140,284)

Aerospace & Defense 2.07%		133,227,180

Boeing Co. (The)	1,709,575	133,227,180
Apparel Retail 3.03%		195,693,911

TJX Cos., Inc. (The) (L)	7,884,525	195,693,911
Auto Parts & Equipment 6.84%		441,047,171

AutoZone, Inc. (I)	1,275,050	127,109,734
Johnson Controls, Inc. (L)	2,081,125	158,019,821
Magna International, Inc. (Class A) (Canada)	2,059,950	155,917,616
Broadcasting & Cable TV 0.82%		53,025,175

CBS Corp. (Class B)	2,211,225	53,025,175
Communications Equipment 2.93%		188,779,598

Lucent Technologies, Inc. (I)(L)	61,894,950	188,779,598
Computer Hardware 2.11%		136,052,192

Hewlett-Packard Co.	4,135,325	136,052,192
Data Processing & Outsourced Services 2.18%		140,772,032

Computer Sciences Corp. (I)(L)	2,534,150	140,772,032
Diversified Banks 3.86%		249,133,472

Bank of America Corp.	3,076,875	140,120,887
Comerica, Inc. (L)	1,880,500	109,012,585
Diversified Financial Services 6.34%		409,218,464

Citigroup, Inc.	5,178,800	244,594,724
JPMorgan Chase & Co.	3,953,500	164,623,740
Electric Utilities 1.21%		78,096,471

Wisconsin Energy Corp. (L)	1,952,900	78,096,471
Health Care Distributors 2.70%		173,977,147

AmerisourceBergen Corp. (L)	3,604,250	173,977,147
Health Care Facilities 2.30%		148,279,468

HCA, Inc.	3,238,250	148,279,468
Household Appliances 2.86%		184,259,455

Whirlpool Corp. (L)	2,014,425	184,259,455

John Hancock
Classic Value Fund
Securities owned by the Fund on
March 31, 2006 (unaudited)

Household Products 1.46%		94,492,885

Kimberly-Clark Corp.	1,634,825	94,492,885
Hypermarkets & Super Centers 0.46%		29,362,022

Wal-Mart Stores, Inc.	621,550	29,362,022
Industrial Conglomerates 0.92%		59,411,520

Tyco International Ltd. (Bermuda) (I)	2,210,250	59,411,520
Insurance Brokers 2.04%		131,583,587

Aon Corp. (L)	3,169,925	131,583,587
Integrated Oil & Gas 1.87%		120,896,631

BP Plc, American Depositary Receipt (ADR) (United Kingdom)	1,753,650	120,896,631
Investment Banking & Brokerage 3.81%		245,844,500

Morgan Stanley	3,913,475	245,844,500
Leisure Products 0.95%		61,320,193

Mattel, Inc.	3,382,250	61,320,193
Life & Health Insurance 5.33%		343,892,683

MetLife, Inc. (L)	2,988,175	144,538,025
Torchmark Corp. (L)	3,491,325	199,354,658
Multi-Utilities & Unregulated Power 2.82%		181,645,823

Sempra Energy (L)	3,909,725	181,645,823
Packaged Foods & Meats 2.21%		142,544,724

Sara Lee Corp.	7,972,300	142,544,724
Pharmaceuticals 7.22%		465,806,652

Bristol-Myers Squibb Co. (L)	6,783,825	166,949,933
Johnson & Johnson	2,390,700	141,577,254
Pfizer, Inc.	6,311,375	157,279,465
Property & Casualty Insurance 8.24%		531,633,223

Allstate Corp. (The)	4,380,900	228,288,699
Fidelity National Financial, Inc.	2,968,675	105,477,023
XL Capital Ltd. (Class A) (Cayman Islands) (L)	3,086,375	197,867,501
Railroads 2.52%		162,559,690

Union Pacific Corp.	1,741,400	162,559,690
Systems Software 5.79%		373,391,290

CA, Inc. (L)	4,460,800	121,378,368
Microsoft Corp.	5,168,725	140,641,007
Oracle Corp. (I)	8,135,275	111,371,915

John Hancock
Classic Value Fund
Securities owned by the Fund on
March 31, 2006 (unaudited)
Thrifts & Mortgage Finance 7.73%			498,747,382

Fannie Mae		3,703,050	190,336,770
Freddie Mac		3,350,675	204,391,175
Washington Mutual, Inc. (L)		2,440,625	104,019,437
	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value

Short-term investments 7.38%			$476,244,559
(Cost $476,244,559)

Joint Repurchase Agreement 1.93%			124,787,000

Investment in a joint repurchase agreement transaction with
Morgan Stanley - Dated 03-31-06 due 04-03-06 (secured by U.S.
Treasury Inflation Indexed Note 3.875% due 01-15-09)	4.470	124,787	124,787,000
		Shares
Cash Equivalents 5.45%			351,457,559

AIM Cash Investment Trust (T)		351,458	351,457,559

Total investments 100.00%			$6,450,939,100

John Hancock Classic Value Fund Footnotes to Schedule of Investments March 31, 2006 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of March 31, 2006.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on March 31, 2006, including short-term investments, was $5,884,384,843. Gross unrealized appreciation and depreciation of investments aggregated $620,872,528 and $54,318,271, respectively, resulting in net unrealized appreciation of $566,554,257.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Pzena Investment Management LLC
120 West 45th Street, 34th Floor
New York, NY 10036

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Classic Value Fund.

380Q1 3/06
5/06

JOHN HANCOCK

Large Cap Select Fund

3.31.2006 Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock
Large Cap Select Fund
Securities owned by the Fund on
March 31, 2006 (unaudited)

Issuer		Shares	Value

Common stocks	90.80%		$69,570,650
(Cost $54,690,679)

Advertising 3.26%			2,497,500

Omnicom Group, Inc.		30,000	2,497,500
Air Freight & Logistics	2.95%		2,258,800

FedEx Corp.		20,000	2,258,800
Brewers 3.07%			2,352,350

Anheuser-Busch Cos., Inc. (L)		55,000	2,352,350
Communications Equipment 3.11%			2,383,700

Cisco Systems, Inc. (I)		110,000	2,383,700
Computer Hardware 2.91%			2,232,000

Dell, Inc. (I)		75,000	2,232,000
Consumer Finance 2.74%			2,102,000

American Express Co.		40,000	2,102,000
Data Processing & Outsourced Services 2.98%			2,284,000

Automatic Data Processing, Inc.		50,000	2,284,000
Diversified Financial Services 2.78%			2,125,350

Citigroup, Inc.		45,000	2,125,350
Food Distributors 2.93%			2,243,500

Sysco Corp.		70,000	2,243,500
Health Care Equipment 2.98%			2,283,750

Medtronic, Inc.		45,000	2,283,750
Home Improvement Retail 3.87%			2,961,000

Home Depot, Inc. (The)		70,000	2,961,000
Household Products 3.76%			2,881,000

Procter & Gamble Co. (The)		50,000	2,881,000
Hypermarkets & Super Centers 4.32%			3,306,800

Wal-Mart Stores, Inc.		70,000	3,306,800

John Hancock
Large Cap Select Fund
Securities owned by the Fund on
March 31, 2006 (unaudited)

Industrial Conglomerates 7.05%			5,400,900

3M Co.		30,000	2,270,700
General Electric Co.		90,000	3,130,200
Industrial Machinery 3.14%			2,407,750

Illinois Tool Works, Inc.		25,000	2,407,750
Insurance Brokers 4.13%			3,162,250

Berkshire Hathaway, Inc. (Class A) (I)		35	3,162,250
Integrated Oil & Gas 3.97%			3,043,000

Exxon Mobil Corp.		50,000	3,043,000
Investment Banking & Brokerage 3.08%			2,362,800

Merrill Lynch & Co., Inc.		30,000	2,362,800
Motorcycle Manufacturers 2.37%			1,815,800

Harley-Davidson, Inc. (L)		35,000	1,815,800
Multi-Line Insurance 3.88%			2,974,050

American International Group, Inc.		45,000	2,974,050
Packaged Foods & Meats 2.51%			1,920,000

Wrigley (Wm.) Jr. Co.		30,000	1,920,000
Pharmaceuticals 9.14%			7,004,400

Abbot Laboratories		60,000	2,548,200
Johnson & Johnson		50,000	2,961,000
Pfizer, Inc.		60,000	1,495,200
Soft Drinks 6.50%			4,983,000

Coca-Cola Co. (The)		50,000	2,093,500
PepsiCo, Inc.		50,000	2,889,500
Systems Software 3.37%			2,584,950

Microsoft Corp.		95,000	2,584,950

	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value

Short-term investments 9.20%			$7,049,977
(Cost $7,049,977)

Joint Repurchase Agreement 4.93%			3,779,000

Investment in a joint repurchase agreement transaction with Morgan
Stanley - Dated 03-31-06 due 04-03-06 (secured by U.S. Treasury Inflation
Indexed Note 3.875% due 01-15-09)	4.470	3,779	3,779,000

John Hancock

Large Cap Select Fund
Securities owned by the Fund on
March 31, 2006 (unaudited)

		Shares
Cash Equivalents 4.27%			3,270,977

AIM Cash Investment Trust (T)		3,271	3,270,977
Total investments	100.00%		$76,620,627

John Hancock
Large Cap Select Fund
Footnotes to Schedule of Investments
March 31, 2006 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of March 31, 2006.

(T) Represents investment of securities lending collateral.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on March 31, 2006, including short-term investments, was $61,740,656.
Gross unrealized appreciation and depreciation of investments aggregated $16,222,420 and $1,342,449, respectively, resulting in net unrealized appreciation of $14,879,971.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Shay Assets Management, Inc.
230 West Monroe Street
Chicago, Illinois 60606

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	24-hour automated information	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Large Cap Select Fund.

490Q3 3/06
5/06

JOHN HANCOCK

Allocation Growth + Value Portfolio

3.31.2006 Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock
Allocation Growth + Value Portfolio
Securities owned by the Fund on
March 31, 2006 (unaudited)

Issuer	Shares	Value

Investment in underlying funds 100.00%		$3,821,793
(Cost $3,732,794)

Domestic Equity Funds 100.00%		3,821,793

John Hancock Classic Value Fund (Class I)	75,750	1,956,631
John Hancock U.S. Global Leaders Growth Fund (Class I)	64,139	1,865,162

Total investments 100.00%		$3,821,793

John Hancock
Allocation Growth + Value Portfolio
Footnotes to Schedule of Investments
March 31, 2006 (unaudited)

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on March 31, 2006, including short-term investments, was $3,732,794.
Gross unrealized appreciation and depreciation of investments aggregated $88,999 and $0, respectively, resulting in net unrealized appreciation of $88,999.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Allocation Growth + Value Portfolio.

930Q1 3/06
5/06

JOHN HANCOCK

Allocation Core Portfolio

3.31.2006 Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock
Allocation Core Portfolio
Securities owned by the Fund on
March 31, 2006 (unaudited)

Issuer	Shares	Value

Investment in underlying funds 100.00%		$6,550,927
(Cost $6,466,965)

Domestic Equity Funds 67.10%		4,395,469

John Hancock Classic Value Fund (Class I)	87,028	2,247,934
John Hancock U.S. Global Leaders Growth Fund (Class I)	73,849	2,147,535
Fixed Income Funds 32.90%		2,155,458

John Hancock Strategic Income Fund (Class I)	316,050	2,155,458

Total investments 100.00%		$6,550,927

John Hancock
Allocation Core Portfolio
Footnotes to Schedule of Investments
March 31, 2006 (unaudited)

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on March 31, 2006, including short-term investments, was $6,466,965.
Gross unrealized appreciation and depreciation of investments aggregated $114,226 and $30,264, respectively, resulting in net unrealized appreciation of $83,962.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	24-hour automated information	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Allocation Core Portfolio.

940Q1 3/06
5/06

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Capital Series

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: May 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: May 25, 2006

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: May 25, 2006